ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
       PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1995
----------------------

                                                                                                             Market
Principal                                                                   Interest                          Value
 Amount                                                                       Rate*      Maturity           (Note 2A)
---------                                                                   --------     --------        -------------
                  ADJUSTABLE RATE MORTGAGE SECURITIES: 85.5%
                  U.S. GOVERNMENT AGENCIES: 81.3%
$ 5,186,964       Federal Home Loan Mtge. Corp., Pool 775487 ..........      6.133%       09/01/18        $  5,164,271
  5,618,142       Federal National Mtge. Assoc., Pool 60680 ...........      6.429%       02/01/28           5,628,676
  4,895,959       Federal National Mtge. Assoc., Pool 65579 ...........      6.391%       07/01/28           4,905,139
  9,096,717       Federal National Mtge. Assoc., Pool 70229 ...........      7.765%       05/01/19           9,386,675
  3,582,331       Federal National Mtge. Assoc., Pool 220328 ..........      7.877%       03/01/17           3,707,712
  2,374,071       Federal National Mtge. Assoc., Pool 292846 ..........      6.570%       09/01/24           2,423,037
  3,989,012       Federal National Mtge. Assoc., Pool 303503 ..........      6.690%       11/01/01           4,032,652
  8,562,146       Government National Mtge. Assoc., Pool 8157 .........      6.500%       03/20/23           8,669,173
  8,616,212       Government National Mtge. Assoc., Pool 8288 .........      6.500%       09/20/23           8,740,070
  4,973,171       Government National Mtge. Assoc., Pool 8660 .........      6.500%       07/20/25           5,032,228
 26,511,960       Government National Mtge. Assoc., Pool 8717 .........      6.000%       10/25/25          26,561,670
  9,800,000       Government National Mtge. Assoc., Pool 8720. ........      6.500%       10/25/25           9,916,375
  5,000,000       Government National Mtge. Assoc., Pool 8722 .........      7.000%       10/01/25           5,109,375
 35,500,000       Government National Mtge. Assoc., November TBA ......      6.500%          TBA            35,921,563
  5,000,000       Government National Mtge. Assoc., November TBA ......      7.000%          TBA             5,109,375
                                                                                                          ------------
                    Total U.S. Government Agencies ....................                                    140,307,991
                                                                                                          ------------
                  SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 4.2%
 11,675,216 (R)(I)Coast Federal Savings Bank 1991-1 ...................      2.424%       06/01/20           1,364,833
  5,193,709 (R)   Coast Federal Savings Bank 1991-2, Class B-1 ........      3.090%       11/25/21              57,707
 15,987,737 (R)   Paine Webber Acceptance Corp 1991-1, Class B ........      1.502%       02/21/21             143,138
 19,138,236 (R)(I)Ryland Mortgage Securities Corp. 1993-6A, Class C-1 .      7.490%       12/29/31           5,642,526
                                                                                                          ------------
                    Total Subordinated Residential Mortgage
                     Securities                                                                              7,208,204
                                                                                                          ------------
                    Total Adjustable Rate Mortgage Securities                                              147,516,195
                                                                                                          ------------
                  FIXED RATE MORTGAGE SECURITIES: 7.0%
                  SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 7.0%
  7,968,857 (R)   Citibank NA Multifamily 1992-1, Class B .............      8.625%       04/20/00           4,781,314
  1,687,100 (R)   DLJ Mortgage Acceptance Corp 1992-1, Class B ........      7.925%       08/01/21           1,555,391
  7,764,997 (R)   USGI Capital Markets Group Inc, Multi Family
                   1992-1 .............................................      8.500%       09/30/07           5,711,341
                                                                                                          ------------
                    Total Fixed Rate Mortgage Securities ..............                                     12,048,046
                                                                                                          ------------

                                                                                                             Market
Principal                                                                   Interest                          Value
 Amount                                                                       Rate*      Maturity           (Note 2A)
---------                                                                   --------     --------        -------------
                   SHORT-TERM SECURITIES: 17.6%
                   U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 17.6%
$20,515,000       Federal Home Loan Mtge. Corp. ..........................   5.850%       11/01/95         $20,515,000
 10,000,000       Federal Home Loan Mtge. Corp. ..........................   5.640%       11/20/95           9,970,233
                                                                                                          ------------
                       Total Short-Term Investments                                                         30,485,233
                                                                                                          ------------
                       Total Investments in Securities
                        (Cost $232,605,884) ..............................                  110.1%         190,049,474
                       Liabilities in Excess of Other Assets--Net ........                  (10.1)%        (17,457,013)
                                                                                            -----         ------------
                       Total Net Assets ..................................                  100.0%        $172,592,461
                                                                                            =====         ============
-------------

(R)  Restricted securities (See Note 3).

(I)  Illiquid securities (See Note 3).

* Rates shown are as of October 31, 1995. Interest rates on adjustable rate mortgage securities reset periodically.

** Cost for Federal income tax purposes is $232,605,884 and net unrealized depreciation consists of:

       Gross Unrealized Appreciation .....................    $   361,145
       Gross Unrealized Depreciation .....................    (42,917,555)
                                                             ------------
       Net Unrealized Depreciation .......................   ($42,556,410)
                                                             ============


                        See Notes to Financial Statements


     ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
     STATEMENT OF ASSETS AND LIABILITIES
     OCTOBER 31, 1995
----------------------
ASSETS:
 Investments in securities at value (identified cost $232,605,884) (Notes 2A and 3) .     $ 190,049,474
 Cash ...............................................................................           175,828
 Receivables:
  Interest ..........................................................................         1,356,873
  Principal repayments ..............................................................            32,932
  Securities sold ...................................................................        28,122,324
 Deferred organization expense (net of accumulated amortization of $67,107) (Note 2E)            16,096
 Other assets .......................................................................            19,526
                                                                                          -------------
    Total Assets ....................................................................       219,773,053
                                                                                          -------------
LIABILITIES:
 Payable for securities purchased ...................................................        46,209,665
 Accrued expenses ...................................................................           232,277
 Distributions payable to Trusts ....................................................           738,650
                                                                                          -------------
    Total Liabilities ...............................................................        47,180,592
NET ASSETS ..........................................................................     $ 172,592,461
                                                                                          =============
Net asset value per share ($172,592,461 / 2,198,563 shares) .........................     $       78.50
                                                                                          =============
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital ....................................................................     $ 310,164,972
 Accumulated net realized loss on investments .......................................       (95,030,989)
 Undistributed net investment income ................................................            14,888
 Net unrealized depreciation of investments .........................................       (42,556,410)
                                                                                          -------------
  Net Assets ........................................................................     $ 172,592,461
                                                                                          =============

     STATEMENT OF OPERATIONS
     YEAR ENDED OCTOBER 31, 1995
----------------------

INVESTMENT INCOME:
 INCOME:
  Interest ..........................................................................     $  22,554,011
                                                                                          -------------
 EXPENSES:
  Investment management fee (Note 4) ................................................         1,550,152
  Recordkeeping fees ................................................................           512,856
  Professional fees .................................................................           228,225
  Custody fees ......................................................................            51,260
  Miscellaneous .....................................................................            45,928
  Amortization of organization expense (Note 2E) ....................................            15,783
  Trustees' fees ....................................................................             7,349
  Shareholder servicing costs .......................................................             6,947
                                                                                          -------------
    Total expenses ..................................................................         2,418,500
                                                                                          -------------
     Net investment income ..........................................................        20,135,511
                                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ..................................................       (62,035,769)
  Net change in unrealized depreciation of investments ..............................        10,936,142
                                                                                          -------------
   Net loss on investments ..........................................................       (51,099,627)
                                                                                          -------------
    Net decrease in net assets resulting from operations ............................     $ (30,964,116)
                                                                                          =============

                       See Notes to Financial Statements


     ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
     STATEMENT OF CHANGES IN NET ASSETS
     YEAR ENDED OCTOBER 31,
----------------------
                                                                                 1995                 1994
                                                                              ------------       -------------
OPERATIONS:
 Net investment income .....................................................  $ 20,135,511       $  55,439,118
 Net realized loss on investments ..........................................   (62,035,769)        (36,149,068)
 Net change in unrealized depreciation of investments ......................    10,936,142         (55,270,698)
                                                                              ------------       -------------
 Net decrease in net assets resulting from operations ......................   (30,964,116)        (35,980,648)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($4.828 and $4.786
  per share, respectively) .................................................   (16,286,136)        (45,148,450)

CAPITAL SHARE TRANSACTIONS:
 Net decrease in net assets derived from the net change in
  the number of outstanding shares (a) .....................................  (315,510,221)       (677,765,844)
                                                                              ------------       -------------
    Total decrease in net assets ...........................................  (362,760,473)       (758,894,942)
Net assets at the beginning of period ......................................   535,352,934       1,294,247,876
                                                                              ------------       -------------
NET ASSETS at the end of period (including undistributed
 net investment income of $14,888 and $-0-, respectively) ..................  $172,592,461       $ 535,352,934
                                                                              ============       =============
----------

(a) A summary of capital share transactions is as follows:

                                                        Year Ended                         Year Ended
                                                      October 31, 1995                   October 31, 1994
                                                 ---------------------------        ---------------------------
                                                   Shares           Value            Shares            Value
                                                 ----------    -------------        ----------    -------------
Shares sold ...................................      12,991    $   1,294,478           155,249    $  15,049,299
Shares issued in payment of
 distributions to shareholders ................     105,611        8,569,781           257,920       24,531,711
                                                 ----------    -------------        ----------    -------------
Shares repurchased ............................  (3,958,690)    (325,374,480)       (7,526,415)    (717,346,854)
                                                 ----------    -------------        ----------    -------------
  Net decrease ................................  (3,840,088)   $(315,510,221)       (7,113,246)   $(677,765,844)
                                                 ==========    =============        ==========    =============

                        See Notes to Financial Statements
35


     ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
     FINANCIAL HIGHLIGHTS
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------
                                                                                                       November 27, 1991
                                                                                                       (commencement of
                                                                Year Ended October 31,                  operations) to
                                                     -------------------------------------------         October 31,
                                                       1995           1994                 1993             1992
                                                     -------        --------              -------          --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............   $88.650        $ 98.410              $99.600          $100.000
                                                     -------        --------              -------          --------
Income (loss) from investment
 operations--
 Net investment income ...........................     5.750(b)        5.890                6.040             7.539
 Net realized and unrealized loss
  on investments .................................   (11.072)(b)     (10.864)              (0.601)           (0.419)
                                                     -------        --------              -------          --------
   Total from investment
    operations ...................................    (5.322)         (4.974)               5.439             7.120
                                                     -------        --------              -------          --------
 Less distributions--

Distributions from net investment
  income .........................................     4.828           4.786                6.061             7.520
 Distributions from paid-in capital                     --              --                  0.568
                                                     -------        --------              -------          --------
   Total distributions ...........................     4.828           4.786                6.629             7.520
                                                     -------        --------              -------          --------
Net asset value, end of period ...................   $78.500        $ 88.650              $98.410          $ 99.600
                                                     =======        ========              =======          ========
TOTAL RETURN .....................................     (6.00)%         (5.25)%               5.62%             7.80%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) ..................................  $172,592        $535,353           $1,294,248        $1,111,565
Ratio to average net assets--
 Expenses ........................................      0.86%           0.62%                0.61%             0.64%(a)
 Net investment income ...........................      7.14%           6.17%                6.66%             7.09%(a)
Portfolio turnover rate ..........................       108%             83%                  87%              152%

----------

(a)  Annualized.
(b)  Based upon average shares outstanding throughout the period.

                       See Notes to Financial Statements.

        ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO NOTES TO FINANCIAL STATEMENTS
        OCTOBER 31, 1995
------------------

NOTE 1--ORGANIZATION

Astra (formerly Pilgrim) Institutional Securities Trust (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra (formerly Pilgrim) Institutional Adjustable U.S. Government Securities Portfolio (the "Portfolio") and Astra (formerly Pilgrim) Institutional Adjustable Rate Securities Portfolio. The Portfolio was structured to serve as the investment vehicle for five affiliated open-end management investment companies: Astra (formerly Pilgrim) Adjustable U.S. Government Securities Trust I, I-A, II, III and IV (collectively, the "Trusts"). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objective as that of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. A valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Astra (formerly Pilgrim) Management Corporation (the "Manager"). The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates.

     Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and will be amortized on a straight-line basis over a period of five years.

NOTE 3--INVESTMENTS

For the year ended October 31, 1995, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $279,816,300 and $517,132,104, respectively.

On October 31, 1995, the Portfolio held restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933 (the "'33 Act") or without an exemption under the '33 Act). The valuation committee of the Board has reviewed the trading markets for certain of the Portfolio's restricted securities and has determined that they are liquid and readily marketable. At October 31, 1995 other restricted securities having a market value of $7,007,359, representing 4.1% of the Portfolio's net assets have been determined to be illiquid. On October 31, 1995, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and costs of restricted securities are as follows:


Principal                                                                  Date(s) of
 Amount                                                                    Acquisition            Cost
---------                                                                ---------------       ------------
$ 7,968,857   Citibank NA Multifamily 1992-1, Class B ...........           03/25/92            $ 6,748,374
 11,675,216   Coast Federal Savings Bank 1991-1 .................     06/27/91 TO 08/02/91       10,494,539
  5,193,709   Coast Federal Savings Bank 1991-2, Class B-1 ......           12/04/91              4,396,398
  1,687,100   DLJ Mortgage Acceptance Corp 1992-1,
               Class B ..........................................           03/05/92              1,361,846
 15,987,737   PaineWebber Mortgage Acceptance Corp
               1991-1, Class B ..................................     10/24/91 TO 12/11/91       15,916,334
 19,138,236   Ryland Mortgage Securities Corp 1993-6A,
               Class C-1 ........................................           09/01/93             16,927,471
  7,764,997   USGI Capital Markets Group Inc, Multi Family
               1992-1 ...........................................           09/28/92              6,012,758
                                                                                                -----------
              Total restricted securities (Market Value of
               $19,256,250 was 11.1% of net assets at
               October 31, 1995) ................................                               $61,857,720
                                                                                                ===========


As of October 31, 1995 U.S. Government Securities with a value of $52,657,404 were placed in a separate account at the Custodian Bank to cover certain purchases of securities made on a delayed delivery basis.

At October 31, 1995 the Portfolio had a capital loss carryforward for Federal income tax purposes of $95,031,000 of which $6,618,000 expires in 2000, $4,385,000 in 2001, $25,842,000 in 2002, and $58,186,000 in 2003.

NOTE 4--INVESTMENT MANAGEMENT FEE AND
        OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record-keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.55% of the first $500 million of average daily net assets, 0.50% on net assets from $500 million to $1 billion and 0.45% on net assets over $1 billion. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable to the Portfolio and Trusts under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2-1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average net assets and 1-1/2% of the remaining average net assets. The amount of any such required reimbursement is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of this expense limitation include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Portfolio or Trusts.

Certain officers and trustees of the Company are also officers and/or directors of the Trusts and the Manager.

NOTE 5--LEGAL MATTERS

Between December 1994 and July 1995, various complaints have been filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III and IV (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intents, and has been advised that each of the other defendants intends, to vigorously defend these actions. The ultimate outcome of these matters, however, cannot presently be determined and accordingly the Portfolios have made no provision for any losses which may result from settlement of these complaints.

        REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
---------------------

To the Shareholders of Astra Institutional Adjustable
U.S. Government Securities Portfolio and the
Trustees of Astra Institutional Securities Trust
San Diego, California

We have audited the statement of assets and liabilities of Astra (formerly Pilgrim) Institutional Adjustable U.S. Government Securities Portfolio (a series of shares Astra (formerly Pilgrim) Institutional Securities Trust), including the portfolio of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 22, 1991 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Astra Institutional Adjustable U.S. Government Securities Portfolio as of October 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 22, 1991 to October 31, 1992, in conformity with generally accepted accounting principles.

As discussed in Note 5 to the accompanying financial statements, Astra Institutional Adjustable U.S. Government Securities Portfolio has been named as a defendant in various complaints alleging violations of the Securities Act of 1933 and the Investment Company Act of 1940 and seeking substantial relief. The outcome of these matters cannot presently be determined and accordingly no provision for any losses which may result from settlement of these matters has been made in the accompanying financial statements.

As discussed in Notes 2A and 3, the financial statements include investments in subordinated residential and derivative mortgage securities valued at $7,007,359 (representing 4.1% of net assets), which the Board of Trustees of Astra Institutional Securities Trust has determined are illiquid and whose fair value is determined under procedures approved by Astra Institutional Securities Trust's Board of Trustees, in the absence of readily ascertainable market values. We have reviewed the procedures adopted by the Board of Trustees in determining fair value and have inspected underlying documentation, and in the circumstances we believe the procedures are reasonable and the documentation of those procedures appropriate. However, because the market value of these securities can only be established by negotiation between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ significantly from the values that would have been used had a ready market for these securities existed.

                                               TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 7, 1995



      ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
      PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1995
------------
                                                                                                     Market
  Principal                                                            Interest                       Value
   Amount                                                                Rate*      Maturity        (Note 2A)
  --------                                                             --------     --------        ---------
                  ADJUSTABLE RATE MORTGAGE SECURITIES: 85.5%
                  U.S. GOVERNMENT AGENCY SECURITIES: 52.2%
$ 2,465,460       Federal Home Loan Mortgage Corporation,
                   Pool 775572 ......................................   6.615%      06/01/24      $  2,480,869
  1,989,269       Government National Mortgage Association,
                   Pool 8660 ........................................   6.500%      07/20/25         2,012,891
  5,076,136       Government National Mortgage Association,
                   Pool 8685 ........................................   6.500%      08/20/95         5,136,415
  5,000,000       Government National Mortgage Association,
                   November TBA .....................................   6.500%           TBA         5,059,375
                                                                                                  ------------
                     Total U.S. Government Agency Securities ........                               14,689,550
                                                                                                  ------------
                  SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 33.3%
  1,554,415(R)    Coast Federal Bank 1991-2, Class B-1 ..............   2.709%      11/25/21            17,271
    613,146(R)    Paine Webber Mortgage Acceptance Corp. 1991-1,
                   Class B ..........................................   1.050%      02/21/21             5,490
 13,541,388(R)(I) Ryland Mortage Securities Corp 1993-6A, Class C-1 .   7.530%      12/29/31         3,992,408
  3,350,527(R)(I) Securitized Asset Sales Inc. 1993-5, Class B-1 ....   8.417%      06/25/23         2,278,358
  5,624,635(R)(I) Securitized Asset Sales Inc. 1993-8, Class D ......   7.599%      12/26/23         3,093,549
                                                                                                  ------------
                     Total Subordinated Residential
                      Mortgage Securities ...........................                                9,387,076
                                                                                                  ------------
                     Total Adjustable Rate Mortgage Securities ......                               24,076,626
                                                                                                  ------------

                  SHORT-TERM SECURITIES: 31.8%
                  U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 31.8%
  6,650,000       Federal Home Loan Mortgage Corporation ............   5.850%      11/01/95         6,650,000
  2,330,000       Federal National Mortgage Association .............   5.630%      11/21/95         2,322,712
                                                                                                  ------------
                     Total Short-Term Securities ....................                                8,972,712
                                                                                                  ------------
                  Total Investments In Securities
                   (Cost $46,248,784) ...............................                  117.3%       33,049,338
                  Liabilities in Excess of Other Assets-Net .........                 ( 17.3%)      (4,882,439)
                                                                                       -----      ------------
                  Total Net Assets ..................................                  100.0%     $ 28,166,899
                                                                                       =====      ============
----------


(R) Restricted securities (See Note 3).
(I) Illiquid securities (See Note 3).
  * Rates shown are as of October 31, 1995. Interest rates on adjustable rate mortgage securities reset periodically.
** Cost for Federal income tax purposes is $46,248,784 and net unrealized depreciation consists of:

     Gross Unrealized Appreciation ........................  $     43,399
     Gross Unrealized Depreciation ........................   (13,242,845)
                                                              -----------
     Net Unrealized Depreciation ..........................  $(13,199,446)
                                                             ============

                       See Notes to Financial Statements
37



       ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
       STATEMENT OF ASSETS AND LIABILITIES
       OCTOBER 31, 1995
------------
ASSETS:
 Investments in securities at value (identified cost $46,248,784) (Notes 2A and 3) ...... $  33,049,338
 Cash ...................................................................................         3,452
 Receivables:
  Interest ..............................................................................       293,803
  Principal repayments ..................................................................        11,826
 Deferred organization expense (net of accumulated amortization of $37,181) (Note 2E) ...         9,549
 Prepaid expenses .......................................................................        11,619
                                                                                          -------------
   Total Assets .........................................................................    33,379,587
                                                                                          -------------
LIABILITIES:
 Payable for securities purchased .......................................................     5,072,083
 Accrued expenses .......................................................................       140,605
                                                                                          -------------
   Total Liabilities ....................................................................     5,212,688
                                                                                          -------------
NET ASSETS .............................................................................. $  28,166,899
                                                                                          =============
Net asset value per share ($28,166,899 / 584,020 shares) ................................ $       48.23
                                                                                          =============
At October 31, 1995 the components of net assets were as follows:
 Paid-in capital ........................................................................ $ 142,344,982
 Accumulated net realized loss on investments ...........................................  (100,978,637)
 Net unrealized depreciation of investments .............................................   (13,199,446)
                                                                                          -------------
   Net Assets ........................................................................... $  28,166,899
                                                                                          =============

       STATEMENT OF OPERATIONS
       YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME:
 INCOME:
  Interest .............................................................................. $   9,633,825
                                                                                          -------------
 EXPENSES:
  Investment management fee (Note 4) ....................................................       629,095
  Professional fees .....................................................................       199,473
  Recordkeeping fees ....................................................................       157,850
  Custody fees ..........................................................................        39,693
  Amortization of organization expense (Note 2E) ........................................         9,519
  Miscellaneous .........................................................................         8,873
  Shareholder servicing costs ...........................................................         7,795
                                                                                          -------------
   Total expenses .......................................................................     1,052,298
                                                                                          -------------
    Net investment income ...............................................................     8,581,527
                                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ......................................................   (85,991,915)
  Net change in unrealized depreciation of investments ..................................    11,674,390
                                                                                          -------------
   Net loss on investments ..............................................................   (74,317,525)
                                                                                          -------------
    Net decrease in net assets resulting from operations ................................ $ (65,735,998)
                                                                                          =============


                       See Notes to Financial Statements



      ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
      STATEMENT OF CHANGES IN NET ASSETS
      YEAR ENDED OCTOBER 31,
------------
                                                                        1995               1994
                                                                    ------------       ------------
OPERATIONS:
 Net investment income ...........................................  $  8,581,527       $ 32,919,997
 Net realized loss on investments ................................   (85,991,915)       (16,543,911)
 Net change in unrealized depreciation of investments ............    11,674,390        (29,384,149)
                                                                    ------------       ------------
 Net decrease in net assets resulting from operations ............   (65,735,998)       (13,008,063)

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($2.545 and $6.040
  per share, respectively) .......................................    (4,981,182)       (31,490,080)
 Distributions from paid-in capital ($0.316 per share) ...........      (619,391)              --

CAPITAL SHARE TRANSACTIONS:
 Net decrease in net assets derived from the net change
  in the number of outstanding shares(a) .........................  (234,382,963)       (77,417,265)
                                                                    ------------       ------------
    Total decrease in net assets .................................  (305,719,534)      (121,915,408)
 Net assets at the beginning of the period .......................   333,886,433        455,801,841
                                                                    ------------       ------------
 NET ASSETS at the end of the period .............................  $ 28,166,899       $333,886,433
                                                                    ============       ============

--------
(a) A summary of capital share transactions is as follows:


                                            Year Ended                         Year Ended
                                        October 31,  1995                   October 31, 1994
                                    -----------------------------       --------------------------
                                      Shares            Value             Shares           Value
                                    ----------       ------------       ----------     ------------
Shares sold ......................      25,199      $   2,037,744        2,178,149    $ 214,199,679
Shares issued in payment of
 distributions to shareholders ...      48,815          3,084,153           98,531        9,503,167
Shares repurchased ...............  (3,211,688)      (239,504,860)      (3,156,985)    (301,120,111)
                                    ----------      -------------       ----------    -------------
 Net decrease ....................  (3,137,674)     $(234,382,963)        (880,305)   $ (77,417,265)
                                    ==========      =============       ==========    =============

                       See Notes to Financial Statements
39


       ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
       STATEMENT OF CASH FLOWS
       FOR THE YEAR ENDED OCTOBER 31, 1995
------------
INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received .................................................................   $  12,843,590
 Operating expenses paid ...........................................................      (1,430,432)
 Net proceeds from disposition of short-term investments ...........................      32,787,896
 Purchases of portfolio securities .................................................     (53,676,590)
 Proceeds from disposition of portfolio securities and interest rate swap contracts      245,983,052
 Proceeds from principal paydowns ..................................................       8,086,339
                                                                                       -------------
  Net cash provided by operating activities ........................................     244,593,855
                                                                                       -------------
 CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from capital stock sold .................................................       2,037,744
  Payments for capital stock redeemed ..............................................    (239,504,860)
  Cash dividends paid (a) ..........................................................      (3,529,591)
  Net decrease in cash overdraft ..................................................      (3,593,696)
                                                                                       -------------
   Net cash used for financing activities ............................................    (244,590,403)
                                                                                       -------------
 Net change in cash ................................................................           3,452
 Cash at beginning of period .......................................................            --
                                                                                       -------------
 Cash at end of period .............................................................   $       3,452
                                                                                       =============
  RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS TO
  NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net decrease in net assets resulting from operations .............................   $ (65,735,998)
                                                                                       -------------
  Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
    Decrease in investments in securities ..........................................     311,156,139
    Decrease in receivable for securities sold .....................................       8,481,585
    Decrease in receivables for principal paydowns .................................          21,193
    Increase in prepaid expenses ...................................................         (11,619)
    Decrease in deferred organization expenses .....................................           9,520
    Decrease in accrued expenses ...................................................        (376,035)
    Decrease in other liabilities ..................................................        (138,402)
    Decrease in interest receivable ................................................       4,839,945
    Decrease in interest rate swap contracts .......................................       1,573,361
    Decrease in payable for securities purchased ...................................     (15,225,834)
                                                                                       -------------
      Total adjustments ............................................................     310,329,853
                                                                                       -------------
        Net cash provided by operating activities ..................................   $ 244,593,855
                                                                                       =============
--------

(a) Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $3,084,153.

                       See Notes to Financial Statements


      ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
      FINANCIAL HIGHLIGHTS
      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------
                                                                                           November 22, 1991
                                                                                           (commencement of
                                                         Year Ended October 31,             operations) to
                                                --------------------------------------        October 31,
                                                  1995           1994            1993            1992
                                                -------        --------        --------        --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........  $89.710        $ 99.040        $ 99.050        $100.000
                                                -------        --------        --------        --------
Income (loss) from investment operations--
 Net investment income .......................    6.049(d)        6.460           7.804           8.606
 Net realized and unrealized loss
  on investments .............................  (44.668)(d)      (9.750)         (0.004)         (0.950)
                                                -------        --------        --------        --------
   Total from investment operations ..........  (38.619)         (3.290)          7.800           7.656
                                                -------        --------        --------        --------
Less distributions--
 Distributions from net investment
  income .....................................    2.545           6.040           7.810           8.606
 Distributions from paid-in capital ..........    0.316            --              --              --
                                                -------        --------        --------        --------
   Total distributions .......................    2.861           6.040           7.810           8.606
                                                -------        --------        --------        --------
Net asset value, end of period ...............  $48.230        $ 89.710        $ 99.040        $ 99.050
                                                =======        ========        ========        ========
TOTAL RETURN .................................   (44.04)%         (3.56)%          8.14%           8.51%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .....  $28,167        $333,886        $455,802        $156,682

Ratio to average net assets--
 Expenses ....................................     1.09%           0.76%           0.76%           0.76%(a)(b)
 Net investment income .......................     8.87%           6.55%           7.61%           9.14%(a)(c)
Portfolio turnover rate ......................       45%             61%            107%            254%

------------

(a)  Annualized.
(b) Ratio of expenses to average net assets prior to expense waivers was 0.79%(a).
(c) Ratio of net investment income to average net assets prior to expense waivers was 9.11%(a).
(d)  Based upon average shares outstanding throughout the period.

                       See Notes to Financial Statements
41

     ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
     NOTES TO FINANCIAL STATEMENTS
     OCTOBER 31, 1995
------------
NOTE 1--ORGANIZATION

Astra (formerly Pilgrim) Institutional Securities Trust (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra (formerly Pilgrim) Institutional Adjustable Rate Securities Portfolio (the "Portfolio") and Astra (formerly Pilgrim) Institutional Adjustable U.S. Government Securities Portfolio. The Portfolio was structured to serve as the investment vehicle for five affiliated open-end management investment companies: Astra (formerly Pilgrim) Adjustable Rate Securities Trust I, I-A, II, III and IV (collectively, the "Trusts"). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objectives as that of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-markers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotation and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Astra (formerly Pilgrim) Management Corporation (the "Manager"). The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

 B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

 C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

 D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates.

     Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and are amortized on a straight line basis over a period of five years.

NOTE 3--INVESTMENTS

For the year ended October 31, 1995, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $38,450,756 and $247,752,582, respectively.

On October 31, 1995, the Portfolio held restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933 (the "33 Act") or without an exemption under the 33 Act). The valuation committee of the Board has reviewed the trading markets for certain of the Portfolio's restricted securities and has determined that they are liquid and readily marketable. At October 31, 1995 other restricted securities having a market value of $9,364,315, representing 33.2% of the Portfolio's net assets have been determined to be illiquid. On October 31, 1995, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and costs of restricted securities are as follows:


      PRINCIPAL                                                               DATE(S) OF
       AMOUNT                                                                 ACQUISITION               COST
     ----------                                                             ---------------           ----------

      $1,554,415   Coast Federal Bank 1991-2 Class B-1 ..................   12/04/91 to 01/16/92      $ 1,313,968
         613,146   Paine Webber Mortgage Acceptance Corp
                    1991-1, Class B ....................................   12/05/91 to 01/01/92           610,922
      13,541,388   Ryland Mortgage Securities Corp. 1993-6A,
                    Class C-1 ..........................................         09/01/93              12,192,505
       3,350,527   Securitized Asset Sales Inc. 1993-5,
                    Class B-1 ..........................................         09/28/93               3,157,158
       5,624,635   Securitized Asset Sales Inc. 1993-8,
                    Class D ...........................................         03/04/94                5,355,368
                                                                                                      -----------
                   Total restricted securities (Market Value of
                    $9,387,076 was 33.3% of net assets at
                    October 31, 1995) .................................                               $22,629,921
                                                                                                      ===========



As of October 31, 1995 U.S. Government Securities with a value of $5,136,415 were placed in a separate account at the Custodian Bank to cover certain purchases of securities made on a delayed delivery basis.

At October 31, 1995 the Portfolio had a capital loss carryforward for Federal income tax purposes of $100,979,000 of which $221,000 expires in 2000, $3,271,000 in 2001, $15,105,000 in 2002 and $82,382,000 in 2003.

NOTE 4--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.65% of the first $500 million of average daily net assets, 0.60% on net assets from $500 million to $1 billion and 0.55% on net assets over $1 billion.

The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expenses limitations applicable to the Portfolio and Trust under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2-1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average net assets and 1-1/2% of the remaining average net assets. The amount of any such required reimbursement is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of this expense limitation include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Portfolio or Trusts.

Certain officers and trustees of the Company are also officers and/or trustees/directors of the Trusts and the Manager.

 NOTE 5--LEGAL MATTERS

Between December 1994 and May 1995, various complaints have been filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III and IV (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and Atlas Holding Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intends, and has been advised that each of the other defendants intends, to vigorously defend these actions. The ultimate outcome of these matters, however, cannot presently be determined and accordingly the Portfolios have made no provision for any losses which may result from settlement of these complaints.

NOTE 6--SUBSEQUENT EVENT

On December 6, 1995 the Portfolio entered into contracts for the sale of three subordinated residential mortgage securities which the Valuation Committee of the Company's Board of Trustees had designated as illiquid (see Note 3). These securities were carried at fair value of $9,364,315, representing approximately 33.2% of the Portfolio's net assets, as of October 31, 1995. The total consideration received from these sales was $8,266,676 which was approximately 11.7% less than fair value as of October 31, 1995.

     REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------
To the Shareholders of Astra Institutional Adjustable Rate
Securities Portfolio and the Trustees of Astra Institutional Securities Trust San Diego, California

We have audited the statement of assets and liabilities of Astra (formerly Pilgrim) Institutional Adjustable Rate Securities Portfolio (a series of shares of Astra (formerly Pilgrim) Institutional Securities Trust), including the portfolio of investments, as of October 31, 1995, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of three years in the period then ended and for the period from November 22, 1991 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra Institutional Adjustable Rate Securities Portfolio as of October 31, 1995, and the results of its operations and its cash flows for year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 22, 1991 to October 31, 1992, in conformity with generally accepted accounting principles.

As discussed in Note 5 to the accompanying financial statements Astra Institutional Adjustable Rate Securities Portfolio has been named as a defendant in various complaints alleging violations of the Securities Act of 1933 and the Investment Company Act of 1940 and seeking substantial relief. The outcome of these matters cannot presently be determined and accordingly no provision for any losses which may result from settlement of these matters has been made in the accompanying financial statements.

As discussed in Notes 2A and 3, the financial statements include investments in subordinated residential mortgage securities valued at $9,364,315 (representing 33.2% of net assets), which the Board of Trustees of Astra Institutional Securities Trust has determined are illiquid and whose fair value is determined under procedures approved by Astra Institutional Securities Trust's Board of Trustees, in the absence of readily ascertainable market values. We have reviewed the procedures adopted by the Board of Trustees in determining fair value and have inspected underlying documentation, and in the circumstance we believe the procedures are reasonable and the documentation of those procedures appropriate. However, because the market value of these securities can only be established by negotiation between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ significantly from the values that would have been used had a ready market for these securities existed.

                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 7, 1995

46